GLVEY-STATSUP-1

Statutory Prospectus Supplement dated February 1, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Global Low Volatility Equity Yield Fund

Andrew Waisburd will no longer serve as Portfolio Manager to Invesco Global Low Volatility Equity Yield Fund. All references to Mr. Waisburd in the prospectus are hereby removed as of the date set forth above.

GLVEY-STATSUP-1

AGS-STATSUP-4

Statutory Prospectus Supplement dated February 1, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Alternative Strategies Fund

Invesco Conservative Allocation Fund

Invesco Convertible Securities Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Quality Income Fund

Invesco Small Cap Growth Fund

Andrew Waisburd will no longer serve as Portfolio Manager to Invesco Global Low Volatility Equity Yield Fund. All references to Mr. Waisburd in the prospectus are hereby removed as of the date set forth above.

AGS-STATSUP-4

AGS-SOAI-SUP-2

Statement of Additional Information Supplement dated February 1, 2017

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, S, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Alternative Strategies Fund

Invesco Conservative Allocation Fund

Invesco Global Low Volatility Equity Yield Fund

Invesco Growth Allocation Fund

Invesco Income Allocation Fund

Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund

Invesco Moderate Allocation Fund

Invesco Multi-Asset Inflation Fund

Invesco Small Cap Growth Fund

Andrew Waisburd will no longer serve as Portfolio Manager to Invesco Global Low Volatility Equity Yield Fund. All references to Mr. Waisburd in the Statement of Additional Information are hereby removed as of the date set forth above.

AGS-SOAI-SUP-2

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